AVAILABLE-FOR-SALE FINANCIAL ASSETS (Details) - Schedule of Available-For-Sale Financial Assets - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt securities:
Government securities	£ 34,708	£ 48,714
Bank and building society certificates of deposit	167	142
Asset-backed securities:
Mortgage-backed securities	1,156	108
Other asset-backed securities	255	317
Corporate and other debt securities	4,615	6,030
	40,901	55,311
Equity shares	1,197	1,213
Total available-for-sale financial assets	£ 42,098	£ 56,524